787 Seventh Avenue
New York, NY 10019-6099
Tel: 212 728 8000
Fax: 212 728 8111

December 5, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:                             Aberdeen Funds
Pre-Effective Registration Statement on Form N-14

Ladies and Gentlemen:

On behalf of Aberdeen Funds (the “Registrant”), and pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby transmit for filing with the Securities and Exchange Commission (the “SEC”) Pre-Effective Amendment No. 1 (the “Amendment”) to the Registrant’s Registration Statement on Form N-14 (File No. 333-199627) filed on October 28, 2014 (the “Registration Statement”) relating to the proposed acquisition by the Aberdeen Global Equity Fund (the “Global Equity Fund”), a series of the Registrant, of all of the assets and liabilities of Aberdeen Global Select Opportunities Fund Inc. in exchange for Class A and Institutional Class shares of the Global Equity Fund.

The purpose of the Amendment is to (i) reflect changes made in response to comments provided to the undersigned by the staff of the Division of Investment Management of the SEC (the “Staff”) on November 26, 2014 regarding the above-referenced Registration Statement and (ii) update certain information contained in the Registration Statement. The Registrant is responding to the Staff’s comments by separate letter.

Should members of the Staff have any questions regarding the enclosed materials, they should call the undersigned at (212) 728-8138.

Sincerely,

/s/ Elliot J. Gluck
Elliot J. Gluck

Enclosures

cc:                                Lucia Sitar, Aberdeen Asset Management Inc.

Rose F. DiMartino, Willkie Farr & Gallagher LLP

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